Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Notional amounts	$ 14,534	$ 8,308
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amounts	10,703	5,669
Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amounts	$ 3,831	$ 2,639